1
The Gabelli Global Financial Services Fund
Schedule of Investments — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 87.2%
Automobiles  — 7.7%
80,699 Daimler Truck Holding AG ......................... $ 3,539,334
21,900 Mercedes-Benz Group AG ......................... 1,546,014
17,225 Toyota Motor Corp., ADR .......................... 3,687,184
8,772,532
Banks  — 25.6%
82,500 Banco Bilbao Vizcaya Argentaria SA .......... 1,943,928
75,250 Commerzbank AG .................................... 3,192,460
1,614,900 Dah Sing Banking Group Ltd. .................... 2,214,011
443,700 Dah Sing Financial Holdings Ltd. ............... 2,015,911
2,011 First Citizens BancShares Inc., Cl. A .......... 4,315,968
119,948 Flushing Financial Corp. ............................ 1,819,611
36,500 ING Groep NV .......................................... 1,029,904
44,900 Japan Post Bank Co. Ltd. .......................... 633,198
30,076 Shinhan Financial Group Co. Ltd., ADR ..... 1,612,976
42,355 Southern First Bancshares Inc.† ............... 2,182,130
11,100 Texas Capital Bancshares Inc.† ................. 1,004,994
1,648,500 The Bank of East Asia Ltd. ........................ 2,821,388
89,505 TrustCo Bank Corp. NY ............................. 3,699,242
12,450 Webster Financial Corp. ............................ 783,603
29,269,324
Consumer Finance  — 4.6%
32,180 Ally Financial Inc. ..................................... 1,457,432
15,460 Capital One Financial Corp. ....................... 3,746,886
5,204,318
Diversified Banks  — 11.4%
92,500 Barclays plc .............................................. 593,440
15,050 Citigroup Inc. ........................................... 1,756,185
108,170 Credit Agricole SA .................................... 2,230,980
24,223 Hana Financial Group Inc. ......................... 1,582,301
169,785 NatWest Group plc ................................... 1,491,721
11,360 Societe Generale SA ................................. 917,431
111,200 Standard Chartered plc ............................. 2,731,033
20,700 UniCredit SpA .......................................... 1,725,245
13,028,336
Energy and Utilities  — 2.2%
129,642 Vitesse Energy Inc. ................................... 2,496,905
Homebuilders  — 4.2%
3,940 Cavco Industries Inc.† .............................. 2,327,516
128,997 Legacy Housing Corp.† ............................ 2,518,021
4,845,537
Institutional Banking  — 1.6%
27,200 Moelis & Co., Cl. A ................................... 1,869,728
Institutional Brokerage  — 2.9%
149,600 Daiwa Securities Group Inc. ...................... 1,308,904
139,600 Ichiyoshi Securities Co. Ltd. ..................... 966,078
17,310 Jefferies Financial Group Inc. .................... 1,072,701
3,347,683
Shares
Market
Value
Institutional Trust, Fiduciary, and Custody  — 4.0%
14,180 State Street Corp. ..................................... $ 1,829,362
23,300 The Bank of New York Mellon Corp. .......... 2,704,897
4,534,259
Insurance  — 11.9%
225,118 Aegon Ltd. ............................................... 1,756,669
311,200 E-L Financial Corp. Ltd. ............................ 3,688,918
65,836 First American Financial Corp. ................... 4,044,964
23,155 NN Group NV ........................................... 1,788,901
52,350 Old Republic International Corp. ............... 2,389,254
13,668,706
Investment Management  — 7.3%
22,416 Diamond Hill Investment Group Inc. .......... 3,799,512
36,450 Janus Henderson Group plc ...................... 1,733,926
102,413 The Westaim Corp.† ................................. 1,902,686
53,858 Westwood Holdings Group Inc. ................. 926,896
8,363,020
Reinsurance  — 3.8%
73,700 Aspen Insurance Holdings Ltd., Cl. A† ....... 2,734,270
15,550 Axis Capital Holdings Ltd. ......................... 1,665,249
4,399,519
TOTAL COMMON STOCKS .................. 99,799,867
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 12.8%
$ 14,800,000 U.S. Treasury Bills,
3.556% to 3.760%††,
03/12/26 to 05/14/26 ............................ 14,684,276
TOTAL INVESTMENTS — 100.0%
(Cost $79,511,095) ............................... $ 114,484,143
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt